Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
From time to time, we grant share options to our employees, including the named executive officers. Historically, we have granted new-hire
option awards on the penultimate day of the month in which service started and annual employee option grants in the first quarter of each fiscal year. Also, each non-executive
director may receive an annual share option in the first quarter of each fiscal year, pursuant to the non-executive
director remuneration policy, as further described under the heading,
“Non-Executive
Director Remuneration” above. We do not otherwise maintain any written policies on the timing of awards of share options, or similar instruments with option-like features. The Remuneration Committee generally does not take material non-public
information (“MNPI”) into account when determining the timing of awards and it does not seek to time the award of share options in relation to the Company’s public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation. All required approvals are obtained in advance of or on the actual grant date.

Award Timing Method	From time to time, we grant share options to our employees, including the named executive officers. Historically, we have granted new-hire
option awards on the penultimate day of the month in which service started and annual employee option grants in the first quarter of each fiscal year.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not timed the release of MNPI for the purpose of affecting the value of executive compensation. All required approvals are obtained in advance of or on the actual grant date.
MNPI Disclosure Timed for Compensation Value	false